Fair Values of Assets and Liabilities (Details 3) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	$ 168	$ 405
Other intangible assets	0	1
Other assets	310	825
Level 1 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	0	0
Other intangible assets	0	0
Other assets	0	0
Level 2 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	0	404
Other intangible assets	0	0
Other assets	0	816
Level 3 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	168	1
Other intangible assets	0	1
Other assets	$ 310	$ 9